Borrowings, Financing And Debentures - Schedule Of detailed information about Notes - Avon (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Main	R$ 3,690,054
Unsecured Debt [Member]
Disclosure of detailed information about borrowings [line items]
Main	R$ 1,122,929	$ 216,085
Annual percentage interest rate	8.95%	8.95%
Notes - Avon [Member]
Disclosure of detailed information about borrowings [line items]
Effects of allocation of fair values from the business combination	R$ 449,712
Notes 7 Percent Due March 15, 2023 [Member] | Unsecured Debt [Member]
Disclosure of detailed information about borrowings [line items]
Main	R$ 2,400,267	$ 461,883
Annual percentage interest rate	7.00%	7.00%